Related Party Transactions and Balances (Details)	12 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2025 shares
Related Party Transactions and Balances [Line Items]
Cost of revenue	$ 19,062,695	$ 2,430,846	$ 19,439,759		$ 42,120,168
Directors [Member]
Related Party Transactions and Balances [Line Items]
Salaries accrued			230,000
Logic Network Limited [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue	429,000	54,705	1,133,500		1,140,000
Account payable			$ 71,500
Corpotech [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue	320,000	40,806		$ 240,000
DataCube Research Centre Limited [Member]
Related Party Transactions and Balances [Line Items]
Cost of revenue	$ 2,040,000	$ 260,138			$ 1,800,000
Class A Ordinary Shares [Member] | Rosy Depot Limited [Member]
Related Party Transactions and Balances [Line Items]
Interest hold (in Shares) | shares						160,000